Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs (1) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($) (2)	Net loss (In thousands) ($) (3)
2025	4,095,416	968,540	1,200,777	474,909	188	(9,835)
2024	276,263	(413,616)	196,907	115,146	206	(10,765)

PEO Total Compensation Amount	$ 4,095,416	$ 276,263
PEO Actually Paid Compensation Amount	$ 968,540	(413,616)
Adjustment To PEO Compensation, Footnote [Text Block]

(1)	Reflects compensation actually paid to our PEO and non-PEO NEOs in 2025 and 2024, consisting of the respective amounts set forth in column (b) and (d) of the table above, adjusted as set forth in the following table, as determined in accordance with SEC rules:

	2025 – PEO ($)	2024 – PEO ($)	2025 – Non-PEO NEOs ($)	2024– Non-PEO NEOs ($)
Summary Compensation Table (“SCT”) Total Compensation	4,095,416	276,263	1,200,777	196,907
Deduct: Amounts Reported under the "Option Awards" Column in the SCT	—	—	—	—
Deduct: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	(3,126,876)	—	(827,894)	—
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	—	(303,212)	8,784	(100,437)
Change in Fair Value from Prior Year-end to Vesting Date	—	(386,666)	93,242	18,767
Compensation Actually Paid	968,540	(413,616)	474,909	115,146

(2)	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31, 2025 and December 31, 2024.

(3)	Reflects "Net loss" in the Company's Consolidated Statements of Operations included in the Company's Annual Report on Form 10-K for the year ended December 31, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 1,200,777	196,907
Non-PEO NEO Average Compensation Actually Paid Amount	474,909	115,146
Total Shareholder Return Amount	188	206
Net Income (Loss) Attributable to Parent	(9,835)	(10,765)
PEO [Member] | Deduct: Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Deduct: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,126,876)	0
PEO [Member] | Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(303,212)
PEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(386,666)
Non-PEO NEO [Member] | Deduct: Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Deduct: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(827,894)	0
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,784	(100,437)
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 93,242	$ 18,767